Financial Instruments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Lower and surpassed in financial indebtedness	$ 310.8	$ 574.7
Financial indebtedness of short term	9.30%	13.60%
Average weighted term	6 years	5 years 3 months 19 days
Percentage of own capital from liabilities	35.00%	33.80%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%